Description of Business and Segmented Disclosures - Schedule of Segment and Operational Information (Details) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenues
Gross Sales		$ 14,053	$ 14,748	$ 41,198	$ 43,999
Less: Royalties		(858)	(929)	(2,385)	(2,535)
Revenues	[1]	13,195	13,819	38,813	41,464
Expenses
Purchased Product		6,140	7,126	18,100	19,806
Transportation and Blending		2,405	2,489	7,856	7,929
Purchased Product, Transportation and Blending	[1]	8,545	9,615	25,956	27,735
Operating		1,594	1,736	4,971	5,214
(Gain) Loss on Risk Management		(2)	(20)	(79)	42
Depreciation, Depletion and Amortization		1,322	1,218	3,820	3,646
Exploration Expense		1	44	9	56
(Income) Loss From Equity-Accounted Affiliates		(9)	(11)	(45)	(48)
Segment Income (Loss)		1,744	1,237	4,181	4,819
General and Administrative		220	172	570	593
Finance Costs, Net		154	118	404	394
Integration, Transaction and Other Costs		44	41	123	113
Foreign Exchange (Gain) Loss, Net		157	(73)	(196)	81
(Gain) Loss on Divestiture of Assets		(106)	(17)	(109)	(121)
Re-measurement of Contingent Payments		0	0	0	30
Other (Income) Loss, Net		(22)	(28)	(54)	(158)
Total Non-operating (Income) Expense		447	213	738	932
Earnings (Loss) Before Income Tax		1,297	1,024	3,443	3,887
Income Tax Expense (Recovery)		11	204	447	891
Net Earnings (Loss)		1,286	820	2,996	2,996
External Sales
Revenues
Gross Sales		14,053	14,748	41,198	43,999
Intersegment Sales
Revenues
Gross Sales		0	0	0	0
Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		17	(27)	(14)	11
Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management		(19)	7	(65)	31
Upstream
Revenues
Gross Sales		7,562	8,259	24,208	24,838
Less: Royalties		(858)	(929)	(2,385)	(2,535)
Revenues		6,704	7,330	21,823	22,303
Expenses
Purchased Product		674	1,088	2,952	2,674
Transportation and Blending		2,543	2,661	8,411	8,515
Operating		885	860	2,674	2,647
Operating Margin		2,590	2,731	7,775	8,451
Depreciation, Depletion and Amortization		1,098	1,027	3,141	3,081
Exploration Expense		1	44	9	56
(Income) Loss From Equity-Accounted Affiliates		(9)	(11)	(61)	(47)
Segment Income (Loss)		1,518	1,670	4,696	5,364
Upstream | External Sales
Revenues
Gross Sales		5,774	6,052	17,981	18,590
Upstream | Intersegment Sales
Revenues
Gross Sales		1,788	2,207	6,227	6,248
Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		12	(10)	11	16
Upstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management		(18)	1	(10)	(3)
Downstream
Revenues
Gross Sales		8,435	8,798	23,883	25,781
Less: Royalties		0	0	0	0
Revenues		8,435	8,798	23,883	25,781
Expenses
Purchased Product		7,321	8,207	21,281	22,888
Transportation and Blending		0	0	0	0
Operating		751	918	2,552	2,804
Operating Margin		364	(323)	56	84
Depreciation, Depletion and Amortization		200	164	606	485
Exploration Expense		0	0	0	0
(Income) Loss From Equity-Accounted Affiliates		0	0	0	0
Segment Income (Loss)		161	(492)	(545)	(404)
Downstream | External Sales
Revenues
Gross Sales		8,279	8,696	23,217	25,409
Downstream | Intersegment Sales
Revenues
Gross Sales		156	102	666	372
Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		1	4	(6)	5
Downstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management		(3)	(5)	(5)	3
Oil Sands | Upstream
Revenues
Gross Sales		6,748	7,175	21,115	21,356
Less: Royalties		(831)	(889)	(2,281)	(2,400)
Revenues		5,917	6,286	18,834	18,956
Expenses
Purchased Product		507	629	1,995	1,321
Transportation and Blending		2,452	2,579	8,138	8,265
Operating		655	621	2,032	1,896
Operating Margin		2,293	2,467	6,659	7,451
Depreciation, Depletion and Amortization		867	784	2,450	2,330
Exploration Expense		1	2	7	6
(Income) Loss From Equity-Accounted Affiliates		0	0	(38)	(14)
Segment Income (Loss)		1,437	1,682	4,243	5,142
Oil Sands | Upstream | External Sales
Revenues
Gross Sales		5,177	5,456	15,874	16,525
Oil Sands | Upstream | Intersegment Sales
Revenues
Gross Sales		1,571	1,719	5,241	4,831
Oil Sands | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		10	(10)	10	23
Oil Sands | Upstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management		(12)	(1)	(3)	(13)
Conventional | Upstream
Revenues
Gross Sales		429	713	1,922	2,283
Less: Royalties		(12)	(15)	(44)	(61)
Revenues		417	698	1,878	2,222
Expenses
Purchased Product		161	459	951	1,353
Transportation and Blending		86	80	259	241
Operating		127	147	369	432
Operating Margin		41	12	298	203
Depreciation, Depletion and Amortization		125	109	362	330
Exploration Expense		0	0	0	0
(Income) Loss From Equity-Accounted Affiliates		0	0	1	1
Segment Income (Loss)		(78)	(99)	(58)	(138)
Conventional | Upstream | External Sales
Revenues
Gross Sales		212	225	936	866
Conventional | Upstream | Intersegment Sales
Revenues
Gross Sales		217	488	986	1,417
Conventional | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		2	0	1	(7)
Conventional | Upstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management		(6)	2	(7)	10
Offshore | Upstream
Revenues
Gross Sales		385	371	1,171	1,199
Less: Royalties		(15)	(25)	(60)	(74)
Revenues		370	346	1,111	1,125
Expenses
Purchased Product		6	0	6	0
Transportation and Blending		5	2	14	9
Operating		103	92	273	319
Operating Margin		256	252	818	797
Depreciation, Depletion and Amortization		106	134	329	421
Exploration Expense		0	42	2	50
(Income) Loss From Equity-Accounted Affiliates		(9)	(11)	(24)	(34)
Segment Income (Loss)		159	87	511	360
Offshore | Upstream | External Sales
Revenues
Gross Sales		385	371	1,171	1,199
Offshore | Upstream | Intersegment Sales
Revenues
Gross Sales		0	0	0	0
Offshore | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		0	0	0	0
Offshore | Upstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management		0	0	0	0
Canadian Refining | Downstream
Revenues
Gross Sales		1,353	1,580	3,923	4,047
Less: Royalties		0	0	0	0
Revenues		1,353	1,580	3,923	4,047
Expenses
Purchased Product		1,102	1,353	3,218	3,415
Transportation and Blending		0	0	0	0
Operating		140	167	419	759
Operating Margin		111	60	286	(127)
Depreciation, Depletion and Amortization		40	49	139	147
Exploration Expense		0	0	0	0
(Income) Loss From Equity-Accounted Affiliates		0	0	0	0
Segment Income (Loss)		71	11	147	(274)
Canadian Refining | Downstream | External Sales
Revenues
Gross Sales		1,198	1,482	3,259	3,682
Canadian Refining | Downstream | Intersegment Sales
Revenues
Gross Sales		155	98	664	365
Canadian Refining | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		0	0	0	0
Canadian Refining | Downstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management		0	0	0	0
U.S Refining | Downstream
Revenues
Gross Sales		7,082	7,218	19,960	21,734
Less: Royalties		0	0	0	0
Revenues		7,082	7,218	19,960	21,734
Expenses
Purchased Product		6,219	6,854	18,063	19,473
Transportation and Blending		0	0	0	0
Operating		611	751	2,133	2,045
Operating Margin		253	(383)	(230)	211
Depreciation, Depletion and Amortization		160	115	467	338
Exploration Expense		0	0	0	0
(Income) Loss From Equity-Accounted Affiliates		0	0	0	0
Segment Income (Loss)		90	(503)	(692)	(130)
U.S Refining | Downstream | External Sales
Revenues
Gross Sales		7,081	7,214	19,958	21,727
U.S Refining | Downstream | Intersegment Sales
Revenues
Gross Sales		1	4	2	7
U.S Refining | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		(1)	(4)	(6)	5
U.S Refining | Downstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management		3	5	(5)	3
Corporate and Eliminations
Revenues
Gross Sales		(1,944)	(2,309)	(6,893)	(6,620)
Less: Royalties		0	0	0	0
Revenues		(1,944)	(2,309)	(6,893)	(6,620)
Expenses
Purchased Product		(1,855)	(2,169)	(6,133)	(5,756)
Transportation and Blending		(138)	(172)	(555)	(586)
Purchased Product, Transportation and Blending		(1,993)	(2,341)	(6,688)	(6,342)
Operating		(42)	(42)	(255)	(237)
Depreciation, Depletion and Amortization		24	27	73	80
Exploration Expense		0	0	0	0
(Income) Loss From Equity-Accounted Affiliates		0	0	16	(1)
Segment Income (Loss)		65	59	30	(141)
General and Administrative		220	172	570	593
Finance Costs, Net		154	118	404	394
Integration, Transaction and Other Costs		44	41	123	113
Foreign Exchange (Gain) Loss, Net		157	(73)	(196)	81
(Gain) Loss on Divestiture of Assets		(106)	(17)	(109)	(121)
Re-measurement of Contingent Payments				0	30
Other (Income) Loss, Net		(22)	(28)	(54)	(158)
Total Non-operating (Income) Expense		447	213	738	932
Corporate and Eliminations | External Sales
Revenues
Gross Sales		0	0	0	0
Corporate and Eliminations | Intersegment Sales
Revenues
Gross Sales		(1,944)	(2,309)	(6,893)	(6,620)
Corporate and Eliminations | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management		6	(13)	(19)	(10)
Corporate and Eliminations | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management		$ (4)	$ 1	$ (50)	$ 31

[1]	Comparative periods reflect certain revisions. See Note 23.